RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS (Tables)	12 Months Ended
Dec. 31, 2019
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Schedule of taxes to be recovered

	12/31/2019	12/31/2018
Current assets:
Income Tax - source	1,083,278	984,828
Offsetable PIS/PASEP/COFINS	203,541	175,923
ICMS recoverable	128,329	12,869
Other	59,514	42,641
	1,474,662	1,216,261
Non-current assets:
ICMS recoverable	38,231	34,533
PIS/COFINS recoverable	178,655	193,613
IR/CS	154,389	—
Other	49,095	37,659
	420,370	265,805

Schedule of Income tax and social contribution

	12/31/2019	12/31/2018
Current assets:
Advances/ IRPJ and CSLL Negative Balance	2,382,899	2,420,165

Non-current assets:
Deferred IRPJ and CSLL	463,451	553,409

Non-current liabilities:
Deferred IRPJ and CSLL	3,978,754	8,315,386

Schedule of deferred taxes

	12/31/2019			12/31/2018
			Net asset			Net asset
			(liability)			(liability)
	Assets	Liabilities	effect	Assets	Liabilities	effect
Deferred assets
Eletronorte	2,039,253	(1,596,809)	442,445	1,868,051	(1,314,642)	553,409
Amazonas GT	21,006	—	21,006	—	—	—
Total	2,060,259	(1,596,809)	463,451	1,868,051	(1,314,642)	553,409
Deferred liabilities
Eletrosul	546,089	(895,263)	(349,174)	443,849	(894,572)	(450,723)
Eletrobras	—	(628,904)	(628,904)	—	(432,582)	(432,582)
Furnas	2,541,558	(5,126,228)	(2,047,079)	969,179	(5,230,099)	(4,260,920)
Chesf	1,258,550	(1,662,708)	(404,158)	918	(3,166,663)	(3,165,745)
Eletropar	—	(11,847)	(11,847)	—	(5,416)	(5,416)
Eletronuclear	777,235	(777,235)	—	679,409	(679,409)	—
Total	5,123,432	(9,102,185)	(3,978,754)	2,093,355	(10,408,741)	(8,315,386)

TOTAL	7,183,691	(10,698,994)		3,961,408	(11,723,383)

	12/31/2019	12/31/2018
Deferred tax assets:
Tax Credits without Tax Loss and Negative Base	743,924	2,178,837
Operating Provisions	2,693,087	909,887
Adjustment of Law 11.638/2007- RTT (IFRS)	521,867	41,694
Provision for Contingencies	1,530,541	233,215
Allowance for expected credit losses	1,052,746	208,758
Other	641,526	389,017
Total Assets	7,183,691	3,961,408

Deferred tax liabilities:
Remuneration of the Existing Basic System Network	7,806,665	9,380,308
Tax debt	546,444	484,228
FVTOCI Financial Instruments	628,904	432,582
Accelerated depreciation	225,806	12,029
Other	1,491,175	1,414,236
Total Liability	10,698,994	11,723,383

Schedule of the subsidiary Eletronorte's realization of deferred assets derived from tax losses and negative basis of social contribution

12/31/2019
2020	108,233
2021	119,966
2022	155,840
2023	176,677
2024	183,208
743,924

Schedule of Income tax and social contribution reported in other comprehensive income

	12/31/2019	12/31/2018	12/31/2017
Deferred taxes
Resulting from income and expenses recognized in other comprehensive income:
Actuarial gains or losses	913,469	—	—
Remeasurement of financial instruments' fair value through OCI	(201,704)	(28,466)	—
Remeasurement of the fair value of available-for-sale financial instruments	—	—	(36,404)
Participation in the comprehensive income of subsidiaries, affiliates and shared control companies	—	(9,158)	5,023
Total income tax and social contribution recognized in other comprehensive income	711,765	(37,624)	(31,381)